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(VEDDERPRICE LOGO)                       VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                                         222 NORTH LASALLE STREET
                                         CHICAGO, ILLINOIS 60601
                                         312-609-7500
                                         FAX: 312-609-5005

                       CHICAGO - NEW YORK CITY - WASHINGTON, D.C. - ROSELAND, NJ

                                                                     May 9, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

          Re:  Aston Funds
               Post-Effective Amendment No. 81 under the Securities Act of 1933 and Amendment No. 83 under Investment Company Act of 1940
               File Nos. 33-68666 and 811-8004

To the Commission:

     On behalf of Aston Funds (the "Trust"), we are transmitting electronically for filing pursuant to the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"), the Trust's Post-Effective Amendment No. 81 to its Registration Statement on Form N-1A (Amendment No. 83 under the 1940 Act).

     This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(2) under the 1933 Act for the purpose of adding four new series of the Trust. We intend for this Amendment to become effective on July 23, 2007.

     If you have any questions or comments concerning this filing, please contact the undersigned at (312) 609-7785.

                                         Very truly yours,


                                         /s/ Corey L. Zarse
                                         ---------------------------------------
                                         Corey L. Zarse

CLZ/kc
Enclosures